SCHEDULE OF OTHER NON CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment of commercial properties	[1]			¥ 78,000		¥ 78,000
Impairment loss for long-lived assets		$ (3,574)	¥ (26,090)
Subtotal				78,000		51,910
- Unsecured				60,000		40,000
- Secured				56,662
Long-term receivables from disposal of a subsidiary (Note 6)				11,133		9,137
Others				5,485		5,308
Less: allowance for credit losses				(22,213)		(28,305)
Total other non-current assets		$ 10,692		¥ 189,067		¥ 78,050

[1]	In 2020, the Group purchased commercial properties from a third party and paid the full amount in advance with consideration of US$ 11.25 million (equivalent RMB 78,000). As of December 31, 2024, the properties are under construction and expected to be handed over to the Group by the end of 2028.